ROYALTY INTERESTS	12 Months Ended
Dec. 31, 2019
Royalty Interests [Abstract]
ROYALTY INTERESTS [Text Block]

11. ROYALTY INTERESTS

Changes in royalty interests for the year ended December 31, 2019 and 2018:

Balance as at December 31, 2017	$21,943
Adjusted for:
Depletion	(1,732)
Impairment of royalty interest	(7,256)
Cumulative translation adjustments	1,391
Balance as at December 31, 2018	14,346
Adjusted for:
Additions	560
Depletion	(802)
Cumulative translation adjustments	(616)
Balance as at December 31, 2019	$13,488

During the year ended December 31, 2019 the Company entered into two acquisition agreements for certain royalty interests in Alaska’s Goodpaster Mining District as follows:

Corvus Royalty Interests

Pursuant to an acquisition agreement with Corvus, EMX acquired a portfolio of NSR royalty interests for $350 ranging from 1 -3%.

Millrock Royalty Interests

Pursuant to a private placement financing and acquisition agreement, the Company acquired certain royalty interests from Millrock valued at $211 (Note 4).

Carlin Trend Royalties

The Company holds royalty interests in the Carlin Trend in Nevada which includes the following properties:

- Leeville Mine: Located in Eureka County, Nevada, the Company is receiving a continuing 1% gross smelter return royalty (“GSRR”).

- East Ore Body Mine: Located in Eureka County, Nevada, the property is currently being mined and the Company is receiving a continuing 1% GSRR.

- North Pipeline: Located in Lander County, Nevada. Should the property become producing, the Company will receive a production royalty of US$0.50 per yard of ore processed or 4% of net profit, whichever is greater.

During the year ended December 31, 2019, $1,439 (2018 - $2,131) in royalty income was included in revenue and other income. Applied only against the Carlin Trend Royalty Claim Block royalty income was depletion of $802 (2018 - $1,732) and a 5% direct gold tax of $42 (2018 - $92).

Impairment of Non-Current Assets

The Company’s policy for accounting for impairment of non-current assets is to use the higher of the estimates of fair value less cost of disposal of these assets or value in use. The Company uses valuation techniques that require significant judgments and assumptions, including those with respect to future production levels, future metal prices and discount rates.

Non-current assets are tested for impairment when events or changes in circumstances suggest that the carrying amount may not be recoverable. The Company continuously reviews the production of gold from the Carlin Trend Royalty Claim Block, expected long term gold prices to be realized, foreign exchange, and interest rates. For the year ended December 31, 2019 and 2018, these assumptions remained reasonable and no revisions were considered necessary.